Interim Condensed Unaudited Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net loss for the period	$ (20,296,746)	$ (11,447,385)	$ (38,128,283)	$ (11,628,049)
Adjustments for:
Amortization	1,391,113	990,537	2,656,491	1,902,366
Stock-based compensation expense	1,658,057	1,720,483	2,840,460	3,183,349
Interest (income)/expense	18,054	(88,371)	(19,427)	(170,113)
Inventory provision	1,361,160		2,812,496
Changes in fair value of derivative liabilities	(172,465)	(3,584,770)	(270,746)	(12,257,385)
Changes in non-cash working capital items:
Receivables	(44,481)	(169,556)	169,940	(277,524)
Prepaid expenses and deposit	1,113,576	717,976	(5,356,208)	(7,323,794)
Inventory	(3,617,027)	24,903	(7,736,395)	30,764
Trade payables and accrued liabilities	1,699,520	2,447,617	(140,409)	2,144,121
Customer deposits and construction contract liability	(147,104)	(36,034)	(129,873)	22,504
Net cash flows used in operating activities	(17,036,343)	(9,424,600)	(43,301,954)	(24,373,761)
Investing activities
Investments in restricted cash	(228,092)	(18,613)	(228,874)	(19,456)
Expenditures on plant and equipment	(1,102,668)	(1,343,334)	(2,171,060)	(3,025,123)
Net cash flows used in investing activities	(1,330,760)	(1,361,947)	(2,399,934)	(3,044,579)
Financing activities
Interest income received	243,950	332,352	330,195	400,728
Interest income received from net investment in sublease		489		1,335
Interest paid on lease payments	(72,391)	(38,917)	(121,155)	(74,088)
Repayment of leases	(161,231)	(187,794)	(393,182)	(350,843)
Payment received for net investment in sublease		14,511		28,665
Proceeds on issuance of common shares - net of issue costs		(2,887)		142,490,676
Payment for RSU settlement			(20,786)
Proceeds from issuance of common shares for options exercised	48,550	50,329	344,066	499,788
Proceeds from issuance of common shares for warrants exercised		288,099		5,014,527
Net cash flows from financing activities	58,878	456,182	139,138	148,010,788
Increase/(decrease) in cash and cash equivalents	(18,308,225)	(10,330,365)	(45,562,750)	120,592,448
Effect of exchange rate changes on cash	12,195	(6,474)	6,345	(14,333)
Cash and cash equivalents, beginning	194,667,633	260,365,630	221,928,008	129,450,676
Cash and cash equivalents, ending	$ 176,371,603	$ 250,028,791	$ 176,371,603	$ 250,028,791